Debt securities in issue	12 Months Ended
Dec. 31, 2025
Disclosure of debt instruments [Abstract]
Debt securities in issue	Note 24: Debt securities in issue

	2025			2024
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m
Senior unsecured notes issued	4,226	20,356	24,582	4,608	22,902	27,510
Covered bonds	–	11,264	11,264	–	11,800	11,800
Certificates of deposit issued	–	2,484	2,484	–	597	597
Securitisation notes	17	6,325	6,342	22	5,185	5,207
Commercial paper	–	11,703	11,703	–	4,797	4,797
Total debt securities in issue	4,243	52,132	56,375	4,630	45,281	49,911
Covered bonds and securitisation programmes
At 31 December 2025, the covered bonds held by external parties and those held internally, were secured on certain loans and advances to customers amounting to £22,072 million (2024: £26,202 million) which have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of covered bonds by the Group. The Group retains all of the risks and rewards associated with these loans and the partnerships are consolidated fully with the loans retained on the Group’s balance sheet.
The Group has two covered bond programmes, which have ring-fence asset pools and guarantee the covered bonds issued by the Group. At the reporting date the Group had over-collateralised these programmes to meet the terms of the programmes, to secure the rating of the covered bonds and to provide operational flexibility. From time to time, the obligations of the Group to provide collateral may increase due to the formal requirements of the programmes. The Group may also voluntarily contribute collateral to support the ratings of the covered bonds.
Covered bonds includes Pfandbriefe, which the Group issued for the first time in 2024.
The Group’s securitisation vehicles issue notes that are held both externally and internally, and are secured on loans and advances to customers amounting to £27,418 million at 31 December 2025 (2024: £27,284 million), the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by the subsidiary, the structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet.
Cash deposits of £3,326 million (2024: £3,225 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations, are held by the Group. Additionally, the Group has certain contractual arrangements to provide liquidity facilities to some of these structured entities. At 31 December 2025 these obligations had not been triggered; the maximum exposure under these facilities was £4 million (2024: £4 million).
The Group recognises the full liabilities associated with its securitisation and covered bond programmes within debt securities in issue, although the obligations of the Group in respect of its securitisation issuances are limited to the cash flows generated from the underlying assets. The Group could be required to provide additional support to a number of the securitisation programmes to support the credit ratings of the debt securities issued, in the form of increased cash reserves and the holding of subordinated notes. Further, certain programmes contain contractual obligations that require the Group to repurchase assets should they become credit-impaired or as otherwise required by the transaction documents. The Group has not provided financial or other support by voluntarily offering to repurchase assets from any of its public securitisation programmes during 2025 (2024: none).
At 31 December 2025 £31,597 million (2024: £32,397 million) of debt securities in issue at amortised cost had a contractual residual maturity of greater than one year.